Annual Total Returns - VIPInvestorFreedomFunds-InvestorComboPRO - VIPInvestorFreedomFunds-InvestorComboPRO - VIP Investor Freedom 2005 Portfolio - VIP Investor Freedom 2005 Portfolio	Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	9.73%
Annual Return 2014	4.25%
Annual Return 2015	(0.31%)
Annual Return 2016	4.94%
Annual Return 2017	10.97%
Annual Return 2018	(3.04%)
Annual Return 2019	13.89%
Annual Return 2020	11.08%
Annual Return 2021	4.09%
Annual Return 2022	(12.40%)